Document And Entity Information	Feb. 06, 2020
Document Information [Line Items]
Entity, Registrant Name	Proto Labs, Inc.
Document, Type	8-K
Document, Period End Date	Feb. 06, 2020
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-35435
Entity, Tax Identification Number	41-1939628
Entity, Address, Address Line One	5540 Pioneer Creek Drive
Entity, Address, City or Town	Maple Plain
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55359
City Area Code	763
Local Phone Number	479-3680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	PRLB
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001443669